Significant Accounting Policies and Basis of Presentation (Details) - Schedule of Consolidated Statements of Operation	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Loss before income taxes	$ (1,256,732)
Benefit (provision) for income taxes	(266,469)
Net loss	$ (1,523,201)
Previously Reported [Member] | Common Class A and Common Class B [Member]
Net loss per Class A and B common shares:
Net loss per Class A and B common shares, Basic (in Dollars per share) | $ / shares	$ (0.3)
Weighted average shares outstanding per Class A and B common shares:
Weighted average shares outstanding per Class A and B common shares, Basic (in Shares) | shares	5,001,699
Restatement Impacts [Member]
Condensed Financial Statements, Captions [Line Items]
Loss before income taxes
Benefit (provision) for income taxes	192,139
Net loss	$ 192,139
Restatement Impacts [Member] | Common Class A and Common Class B [Member]
Net loss per Class A and B common shares:
Net loss per Class A and B common shares, Basic (in Dollars per share) | $ / shares	$ 0.03
Weighted average shares outstanding per Class A and B common shares:
Weighted average shares outstanding per Class A and B common shares, Basic (in Shares) | shares	5,001,699
Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Loss before income taxes	$ (1,256,732)
Benefit (provision) for income taxes	(74,330)
Net loss	$ (1,331,062)
Restated [Member] | Common Class A and Common Class B [Member]
Net loss per Class A and B common shares:
Net loss per Class A and B common shares, Basic (in Dollars per share) | $ / shares	$ (0.27)
Weighted average shares outstanding per Class A and B common shares:
Weighted average shares outstanding per Class A and B common shares, Basic (in Shares) | shares	5,001,699